ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	6 Months Ended
Jun. 30, 2022
Disclosure of analysis of other comprehensive income by item [abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Attributable to Limited Partners

(US$ MILLIONS)	Foreign currency translation	FVOCI	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2022	$(252)	$76	$23	$(153)
Other comprehensive income (loss)	(33)	(73)	37	(69)
Ownership changes	3	—	1	4
Issuance of BBUC exchangeable shares (2)	67	(15)	(5)	47
Balance as at June 30, 2022	$(215)	$(12)	$56	$(171)
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(1)Represents net investment hedges, cash flow hedges and other reserves.
(2)In connection with to the special distribution of BBUC, $47 million of accumulated other comprehensive income (loss) was reallocated to class A shares of BBUC. Refer to Note 1 for further details.

(US$ MILLIONS)	Foreign currency translation	FVOCI	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2021	$(144)	$52	$(88)	$(180)
Other comprehensive income (loss)	4	19	16	39
Ownership changes	(38)	(1)	1	(38)
Balance as at June 30, 2021	$(178)	$70	$(71)	$(179)
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(1)Represents net investment hedges, cash flow hedges and other reserves.